Consolidated Balance Sheets - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 159,762	$ 528,246	$ 4,195
Sales tax receivable	8,617	4,763	4,066
Prepaid expenses and other current assets	7,538	5,404
Total current assets	175,917	538,413	8,261
Property and equipment	2,873,862	153,142	28,917
Operating lease right-of-use assets, net	111,704
Security deposit	14,231	6,335	6,866
Total assets	3,175,714	697,890	44,044
Current liabilities
Accounts payable	331,174	95,365	6,114
Accrued interest	30,744
Other payable	11,906	8,612
Lease liability	42,352
Due to related party - note payable	213,364	4,136	794,317
Total current liabilities	629,540	108,113	800,431
Lease liability	69,352
Mortgage payable	1,566,294
Total liabilities	2,265,186	108,113	800,431
Stockholders' equity
Common stock, $0.001 par value, 2,400,000,000 shares authorized; 74,410,628 shares issued and outstanding as of June 30, 2019 and 63,299,592 issued and outstanding as of December 31, 2018 and 20,000,000 shares issued and outstanding as of December 31, 2017	74,411	63,300	20,000
Additional paid in capital	4,316,094	1,839,253	(19,920)
Accumulated deficit	(3,454,397)	(1,269,027)	(735,552)
Accumulated other comprehensive loss	(25,580)	(43,749)	(20,915)
Total stockholders' equity	910,528	589,777	(756,387)
Total liabilities and stockholders' equity	$ 3,175,714	$ 697,890	$ 44,044